Income tax (Details) - Schedule of income tax benefit on pre-tax accounting loss from operations reconciles to the inco (Parentheticals)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Income Tax Benefit On Pre Tax Accounting Loss From Operations Reconciles To The Inco Abstract
tax rate	25.00%	26.00%	27.50%
Tax benefit percentage	25.00%	26.00%